Principal Accounting Policies - Schedule Of Fair Value Measurement Inputs and Valuation Techniques (Detail) - Available for sale debt securities [Member]	Dec. 31, 2022 Ratio
Measurement Input, Cost to Sell [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	5.68
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	11
Measurement Input Probability of exit events [Member] | Liquidation Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	10
Measurement Input Probability of exit events [Member] | Redemption Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	30
Measurement Input Probability of exit events [Member] | IPO scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	60
Measurement Input Lack Of Marketability Discount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Securities, Available-for-Sale, Measurement Input	13